                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/06

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Bond Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/06

BOND FUND
SYMBOL: VBF
------------------------------------------------------------
AVERAGE ANNUAL                        BASED ON      BASED ON
TOTAL RETURNS                       MARKET PRICE      NAV

10-year                                 6.08%         6.38%

5-year                                  3.08          5.41

1-year                                 -2.59         -0.18
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

MARKET CONDITIONS

Several events shaped fixed-income markets trends during the 12-month period. In mid-2005, a series of natural disasters struck the U.S., generating concern about their effect on economic growth. While some observers initially believed that the U.S. economy would suffer lingering aftereffects following Hurricane Katrina, only a temporary impact was felt. Additionally, sharply higher energy prices failed to interrupt the positive economic momentum. In fact, real gross domestic product (GDP) growth averaged near 4 percent throughout 2005.

The second half of the period followed a more consistent path. To virtually no one's surprise, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate by 25 basis points at each of its meetings during the first half of 2006, bringing the rate to 5.25 percent at the end of June. In the Fed's view, the U.S. economy during the period remained on solid footing, with relatively low core inflation, though most measures of core inflation ended the period either at or above the high end of the range viewed as acceptable by the Fed.

Also as expected, longtime Fed Chairman Alan Greenspan retired in January after a term of more than 18 years. Ben S. Bernanke replaced Greenspan as Chairman, and in his first Congressional testimony in the role acknowledged some risks to the Fed's relatively contained inflation forecast, as well as the potential for upward pressure on inflation in the event of continued high energy prices and other building inflationary pressures.

Comments made by Fed members after their May and June meetings indicated that they will rely heavily on economic data in making future decisions concerning the direction of interest rates. In fact, based on these comments it appears that the Fed historically may be driven by the weight of the economic data more so now than perhaps at any time over the past few years.

Overall, U.S. Treasury yields rose over the twelve month period. Corporate bond spreads continued to narrow and sector returns were unevenly distributed, with a few key names driving performance within each sector. Within the investment grade sector Aaa-rated issues and shorter maturity issues posted the highest returns. Among the corporate sub-sectors, financials outpaced industrial and utility issues.

PERFORMANCE ANALYSIS

The fund's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns may differ, as they did during the reporting period. On an NAV basis, the fund outperformed its benchmark index, the BBB Corporate Bond Index. On a market price basis, the fund underperformed its benchmark.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

----------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS BBB
        NAV      MARKET PRICE   CORPORATE BOND INDEX

       -0.18%       -2.59%             -2.53%
----------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and fund shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

During the period, we kept the fund's overall duration (a measure of interest rate sensitivity) well below that of the Lehman benchmark. This posture was beneficial as interest rates rose across the market, especially in the short- and intermediate-portions of the yield curve.

Within the investment-grade segment of the portfolio, we employed a defensive strategy with a focus on higher-quality securities. While this defensive posture provided some performance support over the period, much of that support was offset by the underperformance of higher-rated bonds relative to lower-rated segments of the market. The fund benefited from strong security selection among corporate issues.

Our approach to the high yield market was also conservative. This stance hampered returns over most of the period as lower rated credits advanced strongly. The fund's performance was also hurt by security selection in the forest products, building products and financial sectors. On a more positive note, security selection in the transportation, cable and consumer products sectors boosted relative returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

RATINGS ALLOCATION AS OF 6/30/06
AAA/Aaa                                                          18.8%
AA/Aa                                                            27.6
A/A                                                              21.1
BBB/Baa                                                          28.0
BB/Ba                                                             3.0
B/B                                                               1.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/06
United States Government Agency Obligations                      17.5%
Banking                                                          13.6
Electric                                                          7.2
Noncaptive-Consumer Finance                                       5.4
Property & Casualty                                               3.7
Wireline Communications                                           3.4
Life Insurance                                                    3.0
Automotive                                                        2.9
Diversified Manufacturing                                         2.5
Noncaptive-Diversified Finance                                    2.5
Railroads                                                         2.4
Healthcare                                                        2.3
Retail                                                            2.0
Media-Cable                                                       1.6
Brokerage                                                         1.6
Media-Noncable                                                    1.5
Natural Gas Pipelines                                             1.4
Gaming                                                            1.2
Integrated Energy                                                 1.1
Chemicals                                                         1.1
Environmental & Facilities Services                               0.9
Food/Beverage                                                     0.9
Construction Machinery                                            0.9
Supermarkets                                                      0.7
Lodging                                                           0.7
Consumer Products                                                 0.7
Natural Gas Distributors                                          0.6
Other Utilities                                                   0.6
Real Estate Investment Trusts                                     0.6
Oil Field Services                                                0.5
Textile                                                           0.5
Transportation Services                                           0.4
Technology                                                        0.4
Independent Energy                                                0.3
Tobacco                                                           0.3
Aerospace & Defense                                               0.2
                                                                -----
Total Long-Term Investments                                      87.1%
Total Short-Term Investments                                     12.9
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           CORPORATE BONDS  72.7%
           AEROSPACE & DEFENSE  0.2%
$   407    Raytheon Co. ................................... 4.500%   11/15/07   $    399,704
                                                                                ------------

           AUTOMOTIVE  3.1%
  1,280    DaimlerChrysler NA Holding Corp. ............... 8.500    01/18/31      1,453,312
  1,840    General Motors Acceptance Corp. ................ 6.875    09/15/11      1,757,528
  4,075    General Motors Corp. ........................... 8.375    07/15/33      3,300,750
                                                                                ------------
                                                                                   6,511,590
                                                                                ------------
           BANKING  14.2%
  2,230    Bank of America Corp. .......................... 3.375    02/17/09      2,114,312
  2,250    Bank of Scotland, 144A--Private Placement
           (United Kingdom) (a)............................ 3.500    11/30/07      2,188,422
  2,860    JPMorgan Chase & Co. ........................... 6.750    02/01/11      2,975,561
  2,255    M & I Marshall & Ilsley Bank.................... 3.800    02/08/08      2,191,050
  1,635    MBNA Corp. (Floating Rate Coupon)............... 5.580    05/05/08      1,647,637
  2,315    National City Bank.............................. 3.375    10/15/07      2,247,534
    805    Popular NA, Inc., Ser F......................... 5.650    04/15/09        799,009
  2,195    SunTrust Banks, Inc. ........................... 5.050    07/01/07      2,182,258
  2,250    U.S. Bancorp.................................... 3.950    08/23/07      2,202,811
  1,090    USB Capital IX (Variable Rate Coupon)........... 6.189    03/29/49      1,066,984
  4,390    Wachovia Capital Trust III (Variable Rate
           Coupon)......................................... 5.800    08/29/49      4,264,367
  1,350    Wachovia Corp. ................................. 3.625    02/17/09      1,284,922
    885    Wachovia Corp. ................................. 4.950    11/01/06        882,810
    925    Washington Mutual Bank FA....................... 5.500    01/15/13        899,054
    900    Washington Mutual, Inc. ........................ 8.250    04/01/10        965,819
  2,190    Wells Fargo & Co. .............................. 5.125    02/15/07      2,183,723
                                                                                ------------
                                                                                  30,096,273
                                                                                ------------
           BROKERAGE  1.6%
    185    Goldman Sachs Group, Inc. ...................... 5.250    10/15/13        177,527
  2,000    Lehman Brothers Holdings, Inc. ................. 8.500    05/01/07      2,039,678
    819    World Financial Prop., 144A--Private Placement
           (a)............................................. 6.910    09/01/13        845,506
    373    World Financial Prop., 144A--Private Placement
           (a)............................................. 6.950    09/01/13        385,003
                                                                                ------------
                                                                                   3,447,714
                                                                                ------------
           CHEMICALS  1.1%
    640    ICI Wilmington, Inc. ........................... 4.375    12/01/08        617,988
  1,785    Sealed Air Corp., 144A--Private Placement (a)... 5.625    07/15/13      1,703,220
                                                                                ------------
                                                                                   2,321,208
                                                                                ------------
           CONSTRUCTION MACHINERY  0.9%
  2,045    Caterpillar Financial Services Corp., Ser F..... 3.625    11/15/07      1,991,229
                                                                                ------------

           CONSUMER PRODUCTS  0.7%
  1,495    Clorox Co. (Floating Rate Coupon)............... 5.444    12/14/07      1,497,278
                                                                                ------------

See Notes to Financial Statements                                              9

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           DIVERSIFIED MANUFACTURING  2.6%
$ 1,245    Brascan Corp. (Canada).......................... 7.125%   06/15/12   $  1,313,187
  1,275    Cooper Industries, Inc. ........................ 5.250    07/01/07      1,263,772
  1,155    Cooper Industries, Inc. ........................ 5.250    11/15/12      1,118,398
  1,845    United Technologies Corp........................ 4.375    05/01/10      1,768,001
                                                                                ------------
                                                                                   5,463,358
                                                                                ------------
           ELECTRIC  7.5%
  1,350    Ameren Corp. ................................... 4.263    05/15/07      1,332,299
  1,340    Arizona Public Service Co. ..................... 5.800    06/30/14      1,297,306
    795    Arizona Public Service Co. ..................... 6.750    11/15/06        797,530
    805    Carolina Power & Light Co. ..................... 6.800    08/15/07        814,248
  1,460    CC Funding Trust I.............................. 6.900    02/16/07      1,468,410
    860    Cincinnati Gas & Electric Co. .................. 5.700    09/15/12        843,952
    865    Detroit Edison Co. ............................. 6.125    10/01/10        872,589
    960    Duquesne Light Co., Ser O....................... 6.700    04/15/12        994,925
    655    Entergy Gulf States, Inc. ...................... 3.600    06/01/08        626,031
  1,600    Entergy Gulf States, Inc. (Floating Rate
           Coupon)......................................... 5.631    12/01/09      1,584,610
    425    Entergy Gulf States, Inc., 144A--Private
           Placement (Floating Rate Coupon) (a)............ 6.020    12/08/08        425,650
    255    Indianapolis Power & Light Co., 144A--Private
           Placement (a)................................... 6.300    07/01/13        256,368
    655    Monongahela Power Co. .......................... 5.000    10/01/06        653,496
    900    NiSource Finance Corp. (Floating Rate Coupon)... 5.764    11/23/09        901,808
  1,270    Ohio Power Co., Ser K........................... 6.000    06/01/16      1,254,642
    595    Pacific Gas & Electric Co. ..................... 6.050    03/01/34        563,393
    650    PSE&G Energy Holdings, LLC...................... 8.625    02/15/08        669,500
    560    Wisconsin Electric Power........................ 3.500    12/01/07        543,899
                                                                                ------------
                                                                                  15,900,656
                                                                                ------------
           ENVIRONMENTAL & FACILITIES SERVICES  1.0%
  1,500    Waste Management, Inc. ......................... 7.000    10/15/06      1,505,223
    550    Waste Management, Inc. ......................... 7.375    08/01/10        580,664
                                                                                ------------
                                                                                   2,085,887
                                                                                ------------
           FOOD/BEVERAGE  1.0%
    660    ConAgra Foods, Inc. ............................ 7.000    10/01/28        673,021
    520    ConAgra Foods, Inc. ............................ 8.250    09/15/30        600,919
    160    Pilgrim's Pride Corp. .......................... 9.625    09/15/11        167,200
    550    YUM! Brands, Inc. .............................. 8.875    04/15/11        613,160
                                                                                ------------
                                                                                   2,054,300
                                                                                ------------
           GAMING  1.2%
  2,090    Harrah's Operating Co., Inc. ................... 5.625    06/01/15      1,936,387
    640    Harrah's Operating Co., Inc. ................... 6.500    06/01/16        624,725
                                                                                ------------
                                                                                   2,561,112
                                                                                ------------
           HEALTHCARE  2.4%
    600    AmerisourceBergen Corp., 144A--Private Placement
           (a)............................................. 5.625    09/15/12        576,000
  1,885    Health Net, Inc. ............................... 8.375    04/15/11      2,118,101

 10                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           HEALTHCARE (CONTINUED)
$ 1,130    UnitedHealth Group, Inc. ....................... 5.200%   01/17/07   $  1,127,255
    650    Wellpoint, Inc. ................................ 3.750    12/14/07        631,794
    590    Wellpoint, Inc. ................................ 4.250    12/15/09        563,199
                                                                                ------------
                                                                                   5,016,349
                                                                                ------------
           INDEPENDENT ENERGY  0.4%
    285    Kerr-McGee Corp. ............................... 5.875    09/15/06        286,326
    470    Kerr-McGee Corp. ............................... 6.625    10/15/07        476,134
                                                                                ------------
                                                                                     762,460
                                                                                ------------
           INTEGRATED ENERGY  1.1%
    790    Consumers Energy Co., Ser F..................... 4.000    05/15/10        736,116
    455    Consumers Energy Co., Ser H..................... 4.800    02/17/09        442,733
  1,300    Kinder Morgan, Inc. ............................ 6.500    09/01/12      1,236,784
                                                                                ------------
                                                                                   2,415,633
                                                                                ------------
           LIFE INSURANCE  3.2%
    635    AXA Financial, Inc. ............................ 6.500    04/01/08        641,191
    475    John Hancock Financial Services, Inc. .......... 5.625    12/01/08        475,831
  2,365    Marsh & McLennan Cos., Inc. .................... 5.875    08/01/33      2,060,471
    105    Metlife, Inc. .................................. 6.125    12/01/11        106,924
  1,030    Monumental Global Funding II, 144A--Private
           Placement (a)................................... 3.850    03/03/08        999,906
    585    Nationwide Financial Services, Inc. ............ 6.250    11/15/11        594,999
  1,895    Xlliac Global Funding, 144A--Private Placement
           (a)............................................. 4.800    08/10/10      1,821,635
                                                                                ------------
                                                                                   6,700,957
                                                                                ------------
           LODGING  0.7%
  1,325    Hyatt Equities, LLC, 144A--Private Placement
           (a)............................................. 6.875    06/15/07      1,333,169
    185    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.375    05/01/07        187,081
                                                                                ------------
                                                                                   1,520,250
                                                                                ------------
           MEDIA-CABLE  1.7%
  1,835    Comcast Cable Communications, Inc. ............. 6.750    01/30/11      1,895,438
     90    Comcast Cable Communications, Inc. ............. 7.125    06/15/13         94,407
    490    Comcast Cable Communications, Inc. ............. 8.375    05/01/07        500,411
    935    Echostar DBS Corp. ............................. 6.375    10/01/11        897,600
    180    Echostar DBS Corp. ............................. 6.625    10/01/14        169,650
                                                                                ------------
                                                                                   3,557,506
                                                                                ------------
           MEDIA-NONCABLE  1.6%
    950    Interpublic Group of Cos., Inc. ................ 5.400    11/15/09        876,375
    970    News America Holdings, Inc. .................... 8.875    04/26/23      1,137,888
    115    News America, Inc. ............................. 6.400    12/15/35        106,700
  1,310    Viacom, Inc., 144A--Private Placement (a)....... 6.875    04/30/36      1,268,140
                                                                                ------------
                                                                                   3,389,103
                                                                                ------------
           NATURAL GAS DISTRIBUTORS  0.6%
    435    Keyspan Corp. .................................. 4.900    05/16/08        428,826
    890    Sempra Energy................................... 4.621    05/17/07        881,513
                                                                                ------------
                                                                                   1,310,339
                                                                                ------------

See Notes to Financial Statements                                             11

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           NATURAL GAS PIPELINES  1.4%
$   765    Consolidated Natural Gas Co., Ser A............. 5.000%   12/01/14   $    704,870
  1,065    Consolidated Natural Gas Co., Ser C............. 6.250    11/01/11      1,076,619
    470    Kinder Morgan Energy Partners................... 5.125    11/15/14        429,780
    755    Texas Eastern Transmission Corp. ............... 7.000    07/15/32        809,517
                                                                                ------------
                                                                                   3,020,786
                                                                                ------------
           NONCAPTIVE-CONSUMER FINANCE  5.6%
  1,000    American Express Co. ........................... 4.750    06/17/09        978,366
    230    American General Finance Corp. ................. 4.625    05/15/09        223,444
  2,000    American General Finance Corp. ................. 4.625    09/01/10      1,916,910
  2,245    Countrywide Home Loans, Inc. ................... 3.250    05/21/08      2,148,945
  1,555    HSBC Finance Corp. ............................. 6.750    05/15/11      1,614,731
  1,000    HSBC Finance Corp. ............................. 7.875    03/01/07      1,014,171
    150    HSBC Finance Corp. ............................. 8.000    07/15/10        161,839
  2,595    Residential Capital Corp. ...................... 6.375    06/30/10      2,561,901
  1,330    SLM Corp. ...................................... 5.000    10/01/13      1,255,274
                                                                                ------------
                                                                                  11,875,581
                                                                                ------------
           NONCAPTIVE-DIVERSIFIED FINANCE  2.6%
    415    CIT Group, Inc. ................................ 3.650    11/23/07        403,638
    415    CIT Group, Inc. ................................ 7.375    04/02/07        420,244
  2,100    General Electric Capital Corp., Ser A........... 4.750    09/15/14      1,965,430
     90    General Electric Capital Corp., Ser A........... 5.875    02/15/12         90,584
    415    General Electric Capital Corp., Ser A........... 6.750    03/15/32        444,374
  2,240    Nationwide Building Society, 144A--Private
           Placement (United Kingdom) (a).................. 4.250    02/01/10      2,134,478
                                                                                ------------
                                                                                   5,458,748
                                                                                ------------
           OIL FIELD SERVICES  0.6%
  1,195    Panhandle Eastern Pipe Line Co., Ser B.......... 2.750    03/15/07      1,169,731
                                                                                ------------

           OTHER UTILITIES  0.6%
  1,295    Plains All American Pipeline, 144A--Private
           Placement (a)................................... 6.700    05/15/36      1,266,251
                                                                                ------------

           PROPERTY & CASUALTY  3.9%
  1,195    AIG SunAmerica Global Financial VI,
           144A--Private Placement (a)..................... 6.300    05/10/11      1,222,339
  1,545    Farmers Exchange Capital, 144A--Private
           Placement (a)................................... 7.050    07/15/28      1,482,383
  1,230    Farmers Insurance Exchange Surplus,
           144A--Private Placement (a)..................... 8.625    05/01/24      1,367,962
  1,800    Mantis Reef Ltd., 144A--Private Placement
           (Australia) (a)................................. 4.692    11/14/08      1,745,609
  1,415    St. Paul Travelers Cos., Inc. .................. 5.010    08/16/07      1,399,223
  1,035    Two-Rock Pass Through Trust, 144A--Private
           Placement (Floating Rate Coupon) (Bermuda)
           (a)............................................. 6.102    02/11/49      1,019,910
                                                                                ------------
                                                                                   8,237,426
                                                                                ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           RAILROADS  2.5%
$   590    Burlington Northern Santa Fe Corp. ............. 6.125%   03/15/09   $    596,761
    615    Burlington Northern Santa Fe Railway Co. ....... 4.575    01/15/21        574,902
  1,000    CSX Corp. ...................................... 6.750    03/15/11      1,038,631
    520    Norfolk Southern Corp. ......................... 7.350    05/15/07        526,967
  2,600    Union Pacific Corp. ............................ 6.625    02/01/08      2,635,038
                                                                                ------------
                                                                                   5,372,299
                                                                                ------------
           REAL ESTATE INVESTMENT TRUSTS  0.6%
    250    EOP Operating LP................................ 4.750    03/15/14        227,107
    175    EOP Operating LP................................ 7.875    07/15/31        192,627
    850    Reckson Operating Partnership LP................ 5.150    01/15/11        816,810
                                                                                ------------
                                                                                   1,236,544
                                                                                ------------
           RETAIL  2.1%
    270    CVS Corp. ...................................... 3.875    11/01/07        262,928
    500    Federated Department Stores, Inc. .............. 6.300    04/01/09        505,941
  1,500    Federated Department Stores, Inc. .............. 6.625    09/01/08      1,524,723
    920    Limited Brands, Inc. ........................... 6.950    03/01/33        879,701
  1,275    May Department Stores Co. ...................... 5.950    11/01/08      1,277,479
                                                                                ------------
                                                                                   4,450,772
                                                                                ------------
           SUPERMARKETS  0.8%
    495    Delhaize America, Inc. ......................... 9.000    04/15/31        545,297
  1,035    Fred Meyer, Inc. ............................... 7.450    03/01/08      1,060,810
                                                                                ------------
                                                                                   1,606,107
                                                                                ------------
           TECHNOLOGY  0.4%
    870    Hewlett-Packard Co. (Floating Rate Coupon)...... 5.339    05/22/09        870,719
                                                                                ------------

           TEXTILE  0.5%
    995    Mohawk Industries, Inc., Ser D.................. 7.200    04/15/12      1,026,648
                                                                                ------------

           TOBACCO  0.3%
    615    Reynolds American, Inc., 144A--Private Placement
           (a)............................................. 7.250    06/01/13        604,237
                                                                                ------------

           TRANSPORTATION SERVICES  0.5%
  1,000    FedEx Corp. .................................... 2.650    04/01/07        976,623
                                                                                ------------

           WIRELINE COMMUNICATIONS  3.5%
  1,785    AT&T Corp. ..................................... 8.000    11/15/31      2,055,361
    740    Deutsche Telekom International Finance BV
           (Netherlands)................................... 8.250    06/15/30        856,773
  1,385    France Telecom SA (France)...................... 8.500    03/01/31      1,671,299
  1,125    SBC Communications, Inc. ....................... 6.150    09/15/34      1,035,756

See Notes to Financial Statements                                             13

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           WIRELINE COMMUNICATIONS (CONTINUED)
$ 1,010    Sprint Capital Corp. ........................... 8.750%   03/15/32   $  1,221,435
    590    Verizon New England, Inc. ...................... 6.500    09/15/11        590,827
                                                                                ------------
                                                                                   7,431,451
                                                                                ------------
           TOTAL CORPORATE BONDS  72.7%......................................    153,606,829
                                                                                ------------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  18.4%
  7,180    United States Treasury Bonds.................... 6.125    08/15/29      7,985,510
  6,000    United States Treasury Bonds.................... 6.375    08/15/27      6,812,346
 21,250    United States Treasury Notes (b)................ 4.250    08/15/13     20,167,588
  4,000    United States Treasury Notes.................... 4.250    11/15/13      3,786,564
                                                                                ------------
           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.................     38,752,008
                                                                                ------------
TOTAL LONG-TERM INVESTMENTS  91.1%
  (Cost $196,394,432)........................................................    192,358,837
                                                                                ------------
SHORT-TERM INVESTMENTS  13.5%
REPURCHASE AGREEMENT  13.4%
State Street Bank & Trust Co. ($28,287,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 5.10%,
dated 06/30/06, to be sold on 07/03/06 at $28,299,022)                            28,287,000
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.1%............................
United States Treasury Bills ($300,000 par, yielding 4.266%, 07/13/06
maturity) (c)                                                                        299,574
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $28,586,574).........................................................     28,586,574
                                                                                ------------
TOTAL INVESTMENTS  104.6%
  (Cost $224,981,006)........................................................    220,945,411
LIABILITIES IN EXCESS OF OTHER ASSETS  (4.6%)................................     (9,720,389)
                                                                                ------------

NET ASSETS  100.0%...........................................................   $211,225,022
                                                                                ============

Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

 14                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 continued

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures September 2006 (Current
  Notional Value of $104,859 per contract)..................     218         $(78,531)
U.S. Treasury Bond Futures September 2006 (Current Notional
  Value of $106,656 per contract)...........................      59          (18,092)
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures September 2006 (Current
  Notional Value of $103,406 per contract)..................      11           (5,015)
U.S. Treasury Notes 2-Year Futures September 2006 (Current
  Notional Value of $202,781 per contract)..................     121           73,347
                                                                 ---         --------
                                                                 409         $(28,291)
                                                                 ===         ========

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2006:

CREDIT DEFAULT SWAPS

                                                    PAY/
                                                   RECEIVE                  NOTIONAL     UNREALIZED
                                      BUY/SELL      FIXED     EXPIRATION     AMOUNT     APPRECIATION/
COUNTERPARTY     REFERENCE ENTITY    PROTECTION     RATE         DATE        (000)      DEPRECIATION
Goldman Sachs    Jones Apparel
Capital          Group, Inc.
Markets                                Buy          1.64%      6/20/11       $1,300        $8,091

See Notes to Financial Statements                                             15

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Total Investments, including repurchase agreement of
  $28,287,000 (Cost $224,981,006)...........................  $220,945,411
Cash........................................................           636
Receivables:
  Interest..................................................     2,958,849
  Investments Sold..........................................       269,196
  Variation Margin on Futures...............................       123,391
Swap Contracts..............................................         8,091
Other.......................................................        16,398
                                                              ------------
    Total Assets............................................   224,321,972
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    12,536,024
  Income Distributions......................................       135,328
  Investment Advisory Fee...................................        73,233
  Other Affiliates..........................................         5,720
Trustees' Deferred Compensation and Retirement Plans........       226,196
Accrued Expenses............................................       120,449
                                                              ------------
    Total Liabilities.......................................    13,096,950
                                                              ------------
NET ASSETS..................................................  $211,225,022
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($211,225,022 divided by
  11,362,465 shares outstanding)............................  $      18.59
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($1.00 par value with 15,000,000 shares
  authorized, 11,362,465 shares issued and outstanding).....  $ 11,362,465
Paid in Surplus.............................................   207,602,030
Accumulated Undistributed Net Investment Income.............    (1,423,038)
Accumulated Net Realized Loss...............................    (2,260,640)
Net Unrealized Depreciation.................................    (4,055,795)
                                                              ------------
NET ASSETS..................................................  $211,225,022
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest....................................................  $ 11,309,263
Other.......................................................        30,606
                                                              ------------
    Total Income............................................    11,339,869
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       915,769
Shareholder Reports.........................................        75,805
Trustees' Fees and Related Expenses.........................        69,625
Custody.....................................................        27,099
Legal.......................................................        23,739
Other.......................................................       172,067
                                                              ------------
    Total Expenses..........................................     1,284,104
    Less Credits Earned on Cash Balances....................           346
                                                              ------------
    Net Expenses............................................     1,283,758
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 10,056,111
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $     94,375
  Futures...................................................        24,564
  Swap Contracts............................................        (5,271)
                                                              ------------
Net Realized Gain...........................................       113,668
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     7,764,627
                                                              ------------
  End of the Period:
    Investments.............................................    (4,035,595)
    Futures.................................................       (28,291)
    Swap Contracts..........................................         8,091
                                                              ------------
                                                                (4,055,795)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (11,820,422)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(11,706,754)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (1,650,643)
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE          FOR THE
                                                              YEAR ENDED       YEAR ENDED
                                                             JUNE 30, 2006    JUNE 30, 2005
                                                             ------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income......................................  $ 10,056,111     $ 10,914,053
Net Realized Gain..........................................       113,668        4,772,518
Net Unrealized Appreciation/Depreciation During the
  Period...................................................   (11,820,422)       2,110,710
                                                             ------------     ------------
Change in Net Assets from Operations.......................    (1,650,643)      17,797,281

Distributions from Net Investment Income...................   (10,885,053)     (11,589,525)
                                                             ------------     ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES........   (12,535,696)       6,207,756
                                                             ------------     ------------
NET ASSETS:
Beginning of the Period....................................   223,760,718      217,552,962
                                                             ------------     ------------
End of the Period (Including accumulated undistributed net
  investment income of $(1,423,038) and $(1,077,256),
  respectively)............................................  $211,225,022     $223,760,718
                                                             ============     ============

 18                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED JUNE 30,
                                                 ------------------------------------------
                                                  2006     2005     2004     2003     2002
                                                 ------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......  $19.69   $19.15   $19.78   $18.78   $19.41
                                                 ------   ------   ------   ------   ------
  Net Investment Income........................     .89(a)    .96    1.03     1.10     1.26
  Net Realized and Unrealized Gain/Loss........   (1.03)     .60     (.54)    1.11     (.56)
                                                 ------   ------   ------   ------   ------
Total from Investment Operations...............    (.14)    1.56      .49     2.21      .70
Less Distributions from Net Investment
  Income.......................................     .96     1.02     1.12     1.21     1.33
                                                 ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD.............  $18.59   $19.69   $19.15   $19.78   $18.78
                                                 ======   ======   ======   ======   ======

Common Share Market Price at End of the
  Period.......................................  $16.40   $17.80   $17.02   $19.57   $18.50
Total Return (b)...............................  -2.59%   10.69%   -7.44%   12.67%    3.50%
Net Assets at End of the Period (In
  millions)....................................  $211.2   $223.8   $217.6   $224.7   $213.4
Ratio of Expenses to Average Net Assets........    .59%     .60%     .65%     .65%     .65%
Ratio of Net Investment Income to Average Net
  Assets.......................................   4.61%    4.90%    5.24%    5.79%    6.39%
Portfolio Turnover.............................     64%      61%      41%      57%     107%

(a) Based on average shares outstanding.

(b) Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

See Notes to Financial Statements                                             19

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Bond Fund (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek interest income while conserving capital through investing in a diversified portfolio consisting primarily of high-quality debt securities.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2006, the Fund had $12,536,024 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $1,014,664. At June 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $753,340, which will expire on June 30, 2011.

    At June 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $226,479,566
                                                                ============
Gross tax unrealized appreciation...........................    $  1,420,473
Gross tax unrealized depreciation...........................      (6,954,628)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (5,534,155)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2006 and 2005 was as follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary income...........................................  $10,897,728    $11,599,970
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $10,897,728    $11,599,970
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on Statement of Assets and Liabilities. Permanent book and tax differences relating to consent fee income received from tender offers totaling $28,350 and the recognition of net realized losses on paydowns of mortgage pool obligations totaling $10,132 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to book to tax amortization differences totaling $501,378 was reclassified to accumulated undistributed net investment income from accumulated net realized loss.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 continued

    As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $58,085

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions, gains or losses recognized for tax purposes on open futures transactions on June 30, 2006, and post October losses which are not realized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended June 30, 2006, the Fund's custody fee was reduced by $346 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .42%
Over $500 million...........................................       .35%

    For the year ended June 30, 2006, the Fund recognized expenses of approximately $23,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended June 30, 2006, the Fund recognized expenses of approximately $16,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U. S. Government securities, were $51,270,529 and $75,154,916,

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 continued

respectively. The cost of purchases and proceeds from sales of long-term U. S. Government securities, including paydowns on mortgage-backed securities, for the period were $78,574,364 and $62,566,512, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A. FUTURES CONTRACTS During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes for duration and risk management purposes, and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended June 30, 2006, were as follows:

                                                                CONTRACTS
Outstanding at June 30, 2005................................        400
Futures Opened..............................................      2,778
Futures Closed..............................................     (2,769)
                                                                 ------
Outstanding at June 30, 2006................................        409
                                                                 ======

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap, is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount,

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 continued

which approximates the notional amount of the swap, as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swaps is reported as unrealized gains or losses in the Statement of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

5. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen Bond Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Bond Fund (the "Fund"), including the portfolio of investments, as of June 30, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Bond Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
August 14, 2006

VAN KAMPEN BOND FUND

DIVIDEND REINVESTMENT PLAN

    The Fund pays distributions in cash, but you may elect to participate in the Fund's dividend reinvestment plan (the "Plan"). Under the Plan, shares will be issued by the Fund at net asset value on a date determined by the Board of Trustees between the record and payable dates on each distribution; however, if the market price including brokerage commissions, is less than the net asset value, the amount of the distribution will be paid to the Plan Agent, which will buy such shares as are available at prices below the net asset value. (If the market price is not significantly less than the net asset value, it is possible that open market purchases of shares may increase the market price so that such price plus brokerage commissions would equal or exceed the net asset value of such shares.) If the Plan Agent cannot buy the necessary shares at less than net asset value before the distribution date, the balance of the distribution will be made in authorized but unissued shares of the Fund at net asset value. The cost per share will be the average cost, including brokerage commissions, of all shares purchased. Since all shares purchased from the Fund are at net asset value, there will be no dilution, and no brokerage commissions are charged on such shares.

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gain distributions does not relieve you of any income tax which may be payable (or required to be withheld) on dividends or distributions.

    You may begin or discontinue participation in the Plan at any time by written notice to the address below. If you withdraw from the Plan, you may rejoin at any time. Elections and terminations will be effective for distributions declared after receipt. If you withdraw from the Plan, a certificate for the whole shares and a check for the fractional shares, if any, credited to your Plan account will be sent as soon as practicable after receipt of your election to withdraw. Except for brokerage commissions, if any, which are borne by Plan participants, all costs of the Plan are borne by the Fund. The Fund reserves the right to amend or terminate the Plan on 30 days' written notice prior to the record date of the distribution for which such amendment or termination is effective.

    Record stockholders should address all notices, correspondence, questions or other communications about the Plan to:

                          Van Kampen Closed End Funds
                     c/o Computershare Trust Company, N.A.
                                  PO Box 43011
                           Providence, RI 02940-3011
                                 1-800-341-2929

    If your shares are not held directly in your name, you should contact your brokerage firm, bank or other nominee for more information and to see if your nominee will participate in the Plan on your behalf. If you participate through your broker and choose to move your account to another broker, you will need to re-enroll in the Plan through your new broker.

    To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Relations department at 1-800-341-2929.

VAN KAMPEN BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN BOND FUND

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Fund was held on June 23, 2006, where shareholders voted on the election of trustees.

With regard to the election of the following trustees by common shareholders of the Fund:

                                                                   # OF SHARES
                                                              ---------------------
                                                              IN FAVOR     WITHHELD
-----------------------------------------------------------------------------------
Rod Dammeyer................................................  8,714,476    776,560
Linda Hutton Heagy..........................................  8,675,583    815,453
Wayne W. Whalen.............................................  8,716,899    774,137

The other trustees of the Fund whose terms did not expire in 2006 are David C. Arch, Jerry D. Choate, R. Craig Kennedy, Howard J Kerr, Jack E. Nelson, Hugo F. Sonnenschein, and Suzanne H. Woolsey.

VAN KAMPEN BOND FUND

TRUSTEES AND OFFICERS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees of the Fund generally serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)            Trustee      Trustee     Chairman and Chief             68       Trustee/Director/Managing
Blistex Inc.                               since 1997  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (67)          Trustee      Trustee     Prior to January 1999,         68       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN BOND FUND
TRUSTEES AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)             Trustee      Trustee     President of CAC, L.L.C.,      68       Trustee/Director/Managing
CAC, L.L.C.                                since 1997  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services. Prior                Corporation, Stericycle,
                                                       to February 2001, Vice                  Inc., Ventana Medical
                                                       Chairman and Director of                Systems, Inc., and GATX
                                                       Anixter International,                  Corporation and Trustee
                                                       Inc., a global                          of The Scripps Research
                                                       distributor of wire,                    Institute. Prior to
                                                       cable and communications                January 2005, Trustee of
                                                       connectivity products.                  the University of Chicago
                                                       Prior to July 2000,                     Hospitals and Health
                                                       Managing Partner of                     Systems. Prior to April
                                                       Equity Group Corporate                  2004, Director of
                                                       Investment (EGI), a                     TheraSense, Inc. Prior to
                                                       company that makes                      January 2004, Director of
                                                       private investments in                  TeleTech Holdings Inc.
                                                       other companies.                        and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN BOND FUND
TRUSTEES AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)       Trustee      Trustee     Managing Partner of            68       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (54)         Trustee      Trustee     Director and President of      68       Trustee/Director/Managing
1744 R Street, NW                          since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee      Trustee     Prior to 1998, President       68       Trustee/Director/Managing
14 Huron Trace                             since 1997  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN BOND FUND
TRUSTEES AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Jack E. Nelson (70)           Trustee      Trustee     President of Nelson            68       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee      Trustee     President Emeritus and         68       Trustee/Director/Managing
1126 E. 59th Street                        since 1997  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           68       Trustee/Director/Managing
(64)                                       since 2003  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN BOND FUND

TRUSTEES AND OFFICERS INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        68       Trustee/Director/Managing
333 West Wacker Drive                      since 1997  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN BOND FUND

TRUSTEES AND OFFICERS INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan
                                                                   Stanley & Co. Incorporated. Managing Director and Director
                                                                   of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously,
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN BOND FUND
TRUSTEES AND OFFICERS INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Chief Executive Officer has certified to the New York Stock Exchange that, as of July 18, 2005, he was not aware of any violation by the Fund of NYSE corporate governance listing standards.

The certifications by the Fund's principal executive officer and principal financial officer required by Rule 30a-2 under the 1940 Act were filed with the Fund's report to the SEC on Form N-CSR and are available on the Securities and Exchange Commission's web site at http://www.sec.gov.

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VBF ANR 8/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02179P-Y06/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1.

Due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B was amended in September 2005. Both editions of Exhibit B are attached.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006


                                          COVERED
                           REGISTRANT   ENTITIES(1)
                           ----------   -----------
AUDIT FEES .............     $31,800           N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ..     $     0      $244,200(2)
   TAX FEES ............     $ 1,600(3)   $      0
   ALL OTHER FEES ......     $     0      $      0
TOTAL NON-AUDIT FEES ...     $ 1,600      $244,200
TOTAL ..................     $33,400      $244,200

2005

                                          COVERED
                           REGISTRANT   ENTITIES(1)
                           ----------   -----------
AUDIT FEES .............     $30,855           N/A
NON-AUDIT FEES .........
   AUDIT-RELATED FEES ..     $     0      $321,000(2)
   TAX FEES ............     $ 1,600(3)   $      0
   ALL OTHER FEES ......     $     0      $      0
TOTAL NON-AUDIT FEES ...     $ 1,600      $321,000
TOTAL ..................     $32,455      $321,000

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable to the Fund.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

                              VAN KAMPEN BOND FUND

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio and the overall execution of the strategy of the Fund are David S. Horowitz, a Managing Director of the Adviser and Gerhardt P. Herbert, an Executive Director of the Adviser.

Mr. Horowitz has been associated with the Adviser in an investment management capacity since May 1995 and began managing the Fund in December 2001. Mr. Herbert has been associated with the Adviser in an investment management capacity since August 1994 and began managing the Fund in June 2005.

The composition of the team may change without notice from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of June 30, 2006.

As of June 30, 2006, Mr. Horowitz managed 26 mutual funds with a total of approximately $23.4 billion in assets; one pooled investment vehicle other than mutual funds with a total of approximately $12.2 billion in assets; and 41 other accounts (including accounts managed under certain "wrap fee programs") with a total of approximately $6.8 billion in assets. Of these other accounts, three accounts with a total of approximately $933.2 million in assets had performance based fees.

As of June 30, 2006, Mr. Herbert managed seven mutual funds with a total of approximately $18.8 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

- Cash Bonus.

- Morgan Stanley's Equity Incentive Compensation Program (EICP) awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

- Investment Management Deferred Compensation Plan (IMDCP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated Funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 75% of the IMDCP deferral into a combination of the designated open-end mutual funds they manage that are included in the IMDCP Fund menu, which may or may not include the Fund.

- Voluntary Deferred Compensation Plans -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment Funds, including Funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark, indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

- Contribution to the business objectives of the Adviser.

- The dollar amount of assets managed by the portfolio manager.

- Market compensation survey research by independent third parties.

- Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of June 30, 2006, the portfolio managers did not own any shares of the Fund.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Bond Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006